UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                  Investment Company Act File Number: 811-4653



                     The American Funds Tax-Exempt Series I
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005





                               Jennifer L. Butler
                                    Secretary
                     The American Funds Tax-Exempt Series I
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)

ITEM 1 - Schedule of Investments



[logo - AMERICAN FUNDS (R)]



TAX-EXEMPT FUND OF MARYLAND
INVESTMENT PORTFOLIO



April 30, 2005
                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 93.52%                                                                                       (000)            (000)


MARYLAND -- 82.19%

STATE ISSUERS -- 46.26%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
        GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022                                                  $2,000           $2,037
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
        Series 1998-B, AMT, 5.00% 2008                                                                        1,610            1,652
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
        Series 1998-B, AMT, 5.00% 2009                                                                        1,680            1,749
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
        Series 2001-H, AMT, 5.20% 2022                                                                          900              927
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Program Bonds,
        First Series 1994, 5.80% 2009                                                                           745              754
Dept. of Transportation, Consolidated Transportation Bonds, Ref. Series 2003, 4.00% 2008                      1,000            1,038
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017                           2,000            2,325
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014                           4,000            4,549
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018                           1,000            1,090
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project),
        Series 2000, AMT, 5.00% 2008                                                                          1,415            1,500
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT,
        FSA insured, 5.25% 2012                                                                               1,000            1,099
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT,
        FSA insured, 5.50% 2013                                                                               1,500            1,679
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.),
        Series 2002, 5.00% 2014                                                                               1,755            1,922
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.),
        Series 2002, 5.375% 2019                                                                              1,500            1,662
Econ. Dev. Corp., Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds
        (Waste Management, Inc. Project), Series 2002, AMT, 2.30% 2016 (put 2006)                             2,000            1,974
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project),
        Series 2001, AMBAC insured, 5.25% 2011                                                                3,425            3,774
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project),
        Series 2001, AMBAC insured, 5.375% 2015                                                               2,230            2,460
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator
        Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010                              3,500            3,700
G.O. Bonds, Capital Improvement Bonds, State and Local Facs. First Series Loan, Series 2003-A, 5.25% 2016     1,500            1,710
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010                            2,000            2,237
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011                            1,000            1,126
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series W, 5.00% 2011 (preref. 2009)              500              544
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)            2,000            2,198
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009                           1,000            1,084
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. -
        Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019                                          1,500            1,514
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. -
        Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026                                          1,640            1,655
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical
        Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034                               880              913
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue),
        Series 1998, FSA insured, 5.125% 2028                                                                 1,000            1,054
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993,
        5.70% 2009 (escrowed to maturity)                                                                     1,000            1,087
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
        Series 1993, 5.50% 2013 (escrowed to maturity)                                                        1,845            1,931
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
        Series 1993, 5.50% 2021 (escrowed to maturity)                                                        1,000            1,048
Health and Higher Educational Facs. Auth., Rev. Bonds (Institute College of Art Issue),
        Series 2001, 5.50% 20321,250           1,311
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015         1,000            1,069
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue),
        Series 2004-A, 5.00% 2012                                                                             1,000            1,083
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue),
        Series 2004-A, 5.25% 2018                                                                             1,000            1,077
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B,
        AMBAC insured, 5.25% 2038                                                                             1,500            1,717
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008          1,000            1,015
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035          2,000            2,068
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008    1,500            1,583
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2009      400              424
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
        Series 2000, 6.75% 2030                                                                               2,000            2,246
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue),
        Series 2003-A, 5.00% 2012                                                                             1,000            1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue),
        Series 2003-A, 5.75% 2025                                                                             1,000            1,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
        Series 1998, 5.25% 2014                                                                               2,505            2,709
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
        Series 2001-A, 5.00% 2011                                                                             1,000            1,089
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
        Series 2001-A, 5.00% 2013                                                                             1,000            1,086
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
        Series 2002-A, 5.00% 2032                                                                             1,000            1,040
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013    1,000            1,053
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015      500              550
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016    3,500            3,835
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033    1,000            1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue),
        Series 1996, FSA insured, 6.50% 2013                                                                  2,000            2,337
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue),
        Series 1999, 5.50% 2014                                                                                 525              534
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A,
        FGIC insured, 5.00% 2020                                                                              1,375            1,492
Northeast Maryland Waste Disposal Auth., Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project),
        Series 1998, AMT, 5.00% 2012                                                                          2,500            2,582
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County
        Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.25% 2009                             1,000            1,071
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County
        Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010                             2,500            2,730
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects),
        Series 2002-B, AMT, AMBAC insured, 5.375% 2015                                                        2,000            2,172
Transportation Auth., Facs. Project, Rev. Bonds (Transportation Facs. Projects), Series 1992, 5.80% 2006      1,000            1,035
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013                           1,000            1,032
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013                           1,010            1,109
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022                          2,000            2,145
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 1991-B, 0% 2005                      700              694
                                                                                                                             101,021

CITY & COUNTY ISSUERS -- 35.93%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034                   2,000            2,015
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034                   3,000            3,012
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028               2,000            1,967
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012                                                      1,000            1,121
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029
        (preref. 2009)                                                                                        2,000            2,346
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
        Series 2000, 7.375% 2028 (preref. 2010)                                                               1,500            1,814
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012          1,680            1,698
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)   3,000            3,373
Baltimore County, G.O. Bonds, Consolidated Public Improvement Ref. Bonds, Series 2002, 5.25% 2010             2,000            2,215
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)                1,500            1,660
City of Baltimore (Mayor and City Council of Baltimore), Project and Rev. Ref. Bonds (Water Projects),
        Series 2002-A, FGIC insured, 5.00% 2021                                                               1,225            1,303
City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 6.00% 2015      1,500            1,752
City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024        410              455
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.),
        Series 1996-A, FGIC insured, 5.90% 2009                                                               1,500            1,664
Mayor and City Council of Baltimore, Port Fac. Rev. Bonds (Consolidation Coal Sales Company Project),
   Series 1984-B, 6.50% 2011                                                                                    500              537
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997,
        MBIA insured, 5.00% 2009                                                                               1,000           1,070
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A,
   ASSET GUARANTY insured, RADIAN insured, 5.50% 2019                                                         1,265            1,348
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public
        Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010                                    1,000            1,094
Frederick County, G.O. Public Facs. Bonds, Series 2000, 5.10% 2017                                            1,000            1,094
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025             3,000            3,127
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030            1,000            1,016
Frederick County, Urbana Community Dev. Auth., Subordinate Special Obligation Bonds,
        Series 2004-B, 6.25% 2030                                                                             1,461            1,487
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014           795              884
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014
        (preref. 2012)                                                                                          205              230
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034       3,650            3,717
County of Montgomery, Special Obligation Bonds (West Germantown Dev. Dist.), Senior Series 2004-A,
   RADIAN insured, 6.70% 2027                                                                                 1,690            1,933
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project),
        Series 2002-A, 3.25% 2011                                                                             1,000            1,002
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016               1,000            1,090
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)       1,000            1,108
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011                      1,000            1,086
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012                      1,000            1,088
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015                      2,000            2,214
Montgomery County Housing Opportunities Commission, Housing Dev. Bonds (The Metropolitan),
        Issue 1995-A, 6.10% 2015                                                                              2,025            2,071
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
        Series 1998-B, 4.80% 2009                                                                               445              453
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
        Series 1998-B, 4.90% 2010                                                                               370              388
Montgomery County, Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds
        (Resource Recovery Project), Series 1993-A, AMT, 6.00% 2007                                           1,000            1,048
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A,
        AMBAC insured, 5.00% 2013                                                                             1,000            1,102
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.),
        Series 1999, 6.90% 2021                                                                               2,305            2,426
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Senior Series 2002-A,
        RADIAN insured, 5.375% 2020                                                                             750              808
Montgomery County Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)         2,355            2,506
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Langley
        Garden Apartments Project), Series 1997-A, AMT, 5.60% 2017                                            1,130            1,183
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor
        Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012                                            515              516
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor
        Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023                                          1,000            1,032
Industrial Dev. Auth. of Prince George's County, Rev. Ref. Lease Bonds (Upper Marlboro Justice
        Center Project), Series 2003-A, MBIA insured, 5.00% 2014                                              1,500            1,643
Prince George's County, Project and Rev. Ref. Bonds (Dimensions Health Corp. Issue),
        Series 1994, 5.375% 2014                                                                              2,985            2,698
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
        Series 1997-A, 8.00% 2026                                                                             1,795            1,924
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref.
        Bonds of 1997, 5.75% 2017                                                                             1,510            1,797
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref.
        Bonds of 2001, 4.50% 2015                                                                             3,000            3,143
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O.
        Sewage Disposal Ref. Bonds of 2003, 5.00% 2012                                                        1,000            1,109
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O.
        Water Supply Bonds of 2005, 5.00% 2019                                                                1,000            1,098
                                                                                                                              78,465

DISTRICT OF COLUMBIA -- 0.74%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993,
        FGIC insured, 6.00% 2008                                                                              1,480            1,620


PUERTO RICO -- 8.86%
Electric Power Auth., Rev. Bonds, Series DD, FSA insured, 4.50% 2019                                          1,000            1,031
Electric Power Auth., Rev. Ref. Bonds, Series Y, MBIA insured, 7.00%  2007                                    1,000            1,088
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011                                    1,000            1,099
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021                                     1,020            1,062
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)     2,000            2,174
Industrial, Medical, Higher Education and Environmental Pollution Control Facs. Fncg. Auth.,
        Special Fac. Rev. Bonds (American Airlines, Inc. Project), Series 1985-A, 6.45% 2025                    500              376
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      4,500            4,988
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026                                  455              551
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)            45               56
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                     3,255            3,626
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       2,500            2,775
Public Improvement G.O. Ref. Bonds, Series 1998, 5.00% 2007                                                     500              521
                                                                                                                              19,347

VIRGIN ISLANDS -- 1.73%
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017        1,000            1,118
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2009     1,500            1,594
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2010     1,000            1,059
                                                                                                                               3,771

TOTAL BONDS & NOTES (COST: $195,799,000)                                                                                     204,224




Short-term securities -- 5.12%

Baltimore County, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2001, 3.05% 2026(1)    1,000            1,000
Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-A,
        AMBAC insured, 3.05% 2034(1)                                                                            500              500
Econ. Dev. Corp., Rev. Bonds (CHF - College Park, LLC - South Campus Project), Series 2000-A, 3.02% 2032(1)   1,300            1,300
Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project),
        Series 2002-A, 3.05% 2030(1)                                                                            700              700
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 2.98% 2029(1)       1,380            1,380
Washington Suburban Sanitary Commission, G.O. Multi-Modal Bond Anticipation Notes,
        Series 2003-B, 2.99% 2023(1)                                                                            400              400
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Multi-Modal
        Bond Anticipation Notes, Series 2003-A, 2.99% 2023(1)                                                 1,000            1,000
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.), Series 2004-C, 3.05% 2034(1)               400              400
Westminster, Educational Facs. Rev. Bonds (Western Maryland College, Inc.), Series 2000, 3.00% 2030(1)        4,500            4,500


TOTAL SHORT-TERM SECURITIES (COST: $11,180,000)                                                                               11,180

TOTAL INVESTMENT SECURITIES (COST: $206,979,000)                                                                            $215,404
OTHER ASSETS LESS LIABILITIES                                                                                                  2,960

NET ASSETS                                                                                                                  $218,364




(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax Exempt Commercial Paper





Federal income tax information                                                  (dollars in thousands)


Gross unrealized appreciation on investment securities                                      $    8,962
Gross unrealized depreciation on investment securities                                           (386)
Net unrealized appreciation on investment securities                                             8,576
Cost of investment securities for federal income tax purposes                                  206,828





[logo - AMERICAN FUNDS (R)]



TAX-EXEMPT FUND OF VIRGINIA
INVESTMENT PORTFOLIO



April 30, 2005
                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 95.69%                                                                                       (000)            (000)


VIRGINIA -- 84.62%

STATE ISSUERS -- 31.92%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program),
        Series 1998, 5.00% 2017                                                                              $1,000           $1,048
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
        Series 2002-A, 5.00% 2011                                                                             1,530            1,683
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project),
        Series 2002-A, 5.00% 2032 (put 2009)                                                                  3,500            3,721
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project),
        Series 2002-B, 5.00% 2032 (put 2009)                                                                  1,000            1,063
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
        Series 2001, 5.375% 2021                                                                              1,000            1,152
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project),
        Series 1998, MBIA insured, 5.00% 2016                                                                   500              532
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project),
        Series 2003, 5.00% 2013                                                                               1,000            1,094
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project),
        Series 2003, 5.00% 2014                                                                               1,815            1,985
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes,
        Series 2000, 5.50% 2010                                                                               1,300            1,452
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes,
        Series 2002, 5.00% 2011                                                                               1,000            1,101
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program),
        Series 1999-B, 5.50% 2013 (preref. 2009)                                                              4,750            5,246
G.O. Bonds, Series 1997, 5.00% 2012 (preref. 2007)                                                              940              982
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010                    1,000            1,036
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011                    1,000            1,039
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015                             1,300            1,258
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016                                     1,000            1,030
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010                                1,185            1,214
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009                                1,320            1,364
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010                                1,240            1,279
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017                                        825              849
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.50% 2007    1,500            1,575
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT,
        MBIA insured, 5.25% 2010                                                                              1,000            1,064
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia
        Railway Express Project), Series 1998, FSA insured, 5.375% 2011                                       1,000            1,085
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia
        Railway Express Project), Series 1998, FSA insured, 5.375% 2014                                       1,000            1,085
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012                 1,000            1,089
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013                 3,700            4,028
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B,  5.00% 2010                                    1,000            1,064
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B,  5.00% 2011                                    2,100            2,234
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)                      1,000            1,127
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2004-A, 5.00% 2010                                2,000            2,182
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015                                1,000            1,111
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017                                2,680            2,947
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017                     1,000            1,130
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007                          2,000            2,107
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009                          3,000            3,166
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014                          1,000            1,096
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009                          1,500            1,560
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016       1,000            1,089
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017       1,480            1,607
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015                         1,000            1,095
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT,
        FSA insured, 4.375% 2010                                                                              1,490            1,563
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014              1,460            1,623
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020                2,000            2,162
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT,
        MBIA insured, 5.00% 2016                                                                              1,000            1,068
Southeastern Public Service Auth., Senior Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015             4,825            5,330
Virginia Polytechnic Institute and State University, University Services System and General
        Rev. Pledge Bonds, Series 1996-C, 5.35% 2009 (preref. 2006)                                           1,000            1,048
                                                                                                                              76,363

CITY & COUNTY ISSUERS -- 52.70%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston
        Memorial Hospital), Series 1998, 5.00% 2008                                                           1,015            1,066
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston
        Memorial Hospital), Series 1998, 5.00% 2009                                                           1,020            1,082
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011                                                    1,000            1,158
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012                                                    1,000            1,173
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource
        Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project),
        Series 1998-B, AMT, FSA insured, 5.375% 2012                                                          2,785            2,960
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds
   (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009                                       2,100            2,175
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode Solid Waste
        Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)                 1,000            1,117
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009                           1,300            1,436
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                           1,500            1,698
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008                                                  1,000            1,085
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013                                           3,000            3,324
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009                                  330              331
Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional Medical Center), Series 1998,
        AMBAC insured, 5.25% 2012                                                                             1,995            2,206
Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional Medical Center), Series 1998,
        AMBAC insured, 5.25% 2013                                                                             2,000            2,222
Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional Medical Center), Series 1998,
        AMBAC insured, 5.25% 2028                                                                               720              813
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027                                                   1,640            1,746
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration
        Building Project Phase I), Series 2005-A, 5.00% 2028                                                  2,615            2,755
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
        Series 1999-A, 6.75% 2012                                                                               500              536
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
        Series 1999-A, 7.50% 2029                                                                             2,500            2,665
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project),
        Series 1998-A, 5.00% 2011                                                                             1,500            1,575
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
        Series 1993-A, 5.00% 2007                                                                               750              783
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
        Series 1993-A, 5.00% 2011                                                                             1,000            1,085
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
        Series 1993-A, 5.25% 2019                                                                             2,500            2,784
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
        Series 1993-A, FSA insured, 5.25% 2019                                                                1,000            1,126
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project),
        Series 1998-A, FHA insured, 5.05% 2010                                                                  895              917
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021                                    1,000            1,117
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019                                  1,000            1,139
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027        1,500            1,555
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014                         1,000            1,103
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015                         1,500            1,641
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013                                  2,240            2,468
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014                                  1,000            1,107
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011                                  1,000            1,105
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009                                                500              513
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012                                              1,220            1,320
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2020                            1,000            1,088
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical
        Center Project at
   Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010                                               1,375            1,580
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical
        Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018                       1,500            1,807
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013                                580              627
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris
        Industries of South Atlantic, Inc. Project), Series 1995, AMT, 5.30% 2011 (put 2005)                  1,000            1,003
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris
        Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014                           1,000              936
Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville
        and Henry County), Series 1997, 6.00% 2017 (preref. 2007)                                             1,000            1,061
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds ( King George
        Landfill, Inc. Project), Series 2003-A, AMT, 4.10% 2023 (put 2009)                                    1,000            1,006
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
        Series 1998, 6.25% 2026                                                                               2,490            2,563
Industrial Dev. Auth. of Loudoun County, Hospital Rev. Bonds (Loudoun Hospital Center), Series 1995,
        FSA insured, 6.00% 2005                                                                                 515              516
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons
        Landing Project), Series 2004-A, 6.00% 2024                                                           2,000            2,071
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012                             1,795            1,988
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)                       1,000            1,094
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)                         500              558
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured,
        5.00% 2014 (preref. 2011)                                                                             1,185            1,306
City of Manassas, G.O. Bonds, Series 1997-B, AMT, 5.00% 2013                                                  1,000            1,068
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016                     1,585            1,722
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020                               1,000            1,087
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010                          1,000            1,089
City of Norfolk, G.O. Capital Improvement and Ref. Bonds, Series 2002, MBIA insured, 5.00% 2011               1,000            1,096
Industrial Dev. Auth. of the City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System),
        Series 1997, MBIA insured, 5.00% 2007                                                                 1,250            1,307
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014                      1,485            1,599
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015                      1,565            1,686
Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project), Series 1994,
        6.875% 2010 (preref. 2005)                                                                              895              916
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
        Series 1998, 5.00% 2008                                                                               1,200            1,266
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
        Series 1998, 5.00% 2009                                                                               1,100            1,173
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp.
        of Prince William), Series 2003, 5.00% 2013                                                           1,000            1,059
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
        Series 1999-A, 6.85% 2019                                                                               931              975
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
        Series 1999-B, 7.00% 2029                                                                               472              498
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026         2,448            2,521
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014          1,000            1,111
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019          1,635            1,783
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015                  1,000            1,107
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009                                   1,500            1,599
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012            1,000            1,115
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017            1,120            1,272
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015                    1,000            1,092
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System
        Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015                                             3,500            3,851
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)        1,500            1,654
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)        1,500            1,654
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)                 2,425            2,679
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)                 2,425            2,679
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017                         1,000            1,113
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System),
        Series 1998, 5.25% 2011                                                                               1,000            1,063
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project),
        Series 1993, AMBAC insured, 6.00% 2011                                                                1,000            1,134
City of Virginia Beach, Dev. Auth. Hospital Rev. Bonds (Virginia Beach General Hospital Project),
        Series 1993, AMBAC insured, 5.125% 2018                                                               2,200            2,433
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I),
        Series 2002-A, 5.375% 2017                                                                            1,500            1,657
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I),
        Series 2002-A, 5.00% 2021                                                                             2,000            2,129
Industrial Dev. Auth. of County of Isle of Wight,  Pollution Control Rev. Ref. Bonds
        (International Paper Co. Projects), Series 2004-A, 4.05% 2014                                         1,000              991
Industrial Dev. Auth. of County of Isle of Wight, Series 2000-A, AMT, 6.60% 2024                              2,590            2,831
                                                                                                                             126,099

DISTRICT OF COLUMBIA -- 4.50%
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT,
        MBIA insured, 5.50% 2014                                                                              1,000            1,092
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT,
        MBIA insured, 5.25% 2017                                                                              1,000            1,084
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D,
        AMT, FSA insured, 5.375% 2013                                                                         1,000            1,093
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D,
        AMT, FSA insured, 5.375% 2014                                                                         1,000            1,087
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D,
        AMT, FSA insured, 5.375% 2016                                                                         1,995            2,148
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A,
        AMT, FGIC insured, 5.00% 2008                                                                         1,000            1,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1,
        AMT, FSA insured, 5.00% 2008                                                                          1,000            1,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D,
        AMT, MBIA insured, 5.25% 2012                                                                         1,000            1,093
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D,
        AMT, MBIA insured, 5.00% 2019                                                                         1,000            1,049
                                                                                                                              10,760

PUERTO RICO -- 4.70%
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)     2,000            2,174
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)   1,150            1,250
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      1,540            1,707
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                        500              554
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014                                1,000            1,131
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)      1,000            1,110
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       3,000            3,330
                                                                                                                              11,256

VIRGIN ISLANDS -- 1.87%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2009     1,000            1,063
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2005     1,000            1,011
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2007     1,000            1,052
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A, 5.25% 2017                750              818
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A, 5.25% 2018                500              541
                                                                                                                               4,485

TOTAL BONDS & NOTES (COST: $218,975,000)                                                                                     228,963




Short-term securities -- 2.83%


Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
        Series 2003-A, 3.03% 2038(1)                                                                          1,300            1,300
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
        Series 2003-C, 3.10% 2038(1)                                                                          1,200            1,200
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System
        Obligated Group) , Series 2002-E, 3.05% 2027(1)                                                       1,170            1,170
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System
        Obligated Group), Series 2002-B, 3.05% 2027(1)                                                        1,000            1,000
Peninsula Ports Authority, Coal Termination Rev. Ref. Bonds (Dominion Terminal Associates Project),
        Series 1987-D, 3.03% 2016(1)                                                                          1,100            1,100
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 2.99% 2034(1)    1,000            1,000


TOTAL SHORT-TERM SECURITIES (COST: $6,770,000)                                                                                 6,770

TOTAL INVESTMENT SECURITIES (COST: $225,745,000)                                                                             235,733
OTHER ASSETS LESS LIABILITIES                                                                                                  3,532

NET ASSETS                                                                                                                  $239,265



(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
con. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax Exempt Commercial Paper





Federal income tax information                                                  (dollars in thousands)


Gross unrealized appreciation on investment securities                                       $  10,449
Gross unrealized depreciation on investment securities                                           (281)
Net unrealized appreciation on investment securities                                            10,168
Cost of investment securities for federal income tax purposes                                  225,565


ITEM 2 - - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                         THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                         By Jeffrey L. Steele, President and PEO

                         Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By  Jeffrey L. Steele, President and PEO

Date: June 28, 2005



 By Michael W. Stockton, Treasurer and PFO

Date: June 28, 2005